EARNINGS PER SHARE (Details) (USD $)	3 Months Ended								12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
EARNINGS PER SHARE [Abstract]
Weighted-average common shares issued									3,805,636	3,805,636	3,805,636
Average treasury stock shares									(1,747,716)	(1,747,706)	(1,747,706)
Weighted-average common shares and common stock equivalents used to calculate basic earnings per share	2,057,888	2,057,930	2,057,930	2,057,930	2,057,930	2,057,930	2,057,930	2,057,930	2,057,920	2,057,930	2,057,930
Additional common stock equivalents (stock options) used to calculate diluted earnings per share
Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share	2,057,888	2,057,930	2,057,930	2,057,930	2,057,930	2,057,930	2,057,930	2,057,930	2,057,920	2,057,930	2,057,930
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities									114,519	114,519	124,519
Exercise price									$ 16.20	$ 16.20
Minimum exercise price											$ 15.77
Maximum exercise price											$ 16.20